Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 400,907
2026	341,383
2027	296,080
2028	287,108
2029	268,813
Thereafter	654,386
Total	$ 2,248,677